Loans and Financing - Schedule of Debt Breakdown Per Index (Detail) R$ in Thousands	6 Months Ended
Jun. 30, 2018 BRL (R$)
Debt and Financial Instruments [Line Items]
Long term debt	R$ 9,037,741
Certificates of Deposit [Member]
Debt and Financial Instruments [Line Items]
Long term debt	3,594,806
Fixed Rate
Debt and Financial Instruments [Line Items]
Long term debt	R$ 1,917,768
TJLP
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	2.95%
Long term debt	R$ 3,461,244
INPC
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	2.43%
Long term debt	R$ 53,594
TR
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	0.00%
Long term debt	R$ 10,329
Minimum | Certificates of Deposit [Member]
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	5.20%
Minimum | Fixed Rate
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	1.75%
Maximum | Certificates of Deposit [Member]
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	80.00%
Maximum | Fixed Rate
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	10.00%